RETIREMENT BENEFIT OBLIGATIONS - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes (Details)	Dec. 31, 2021	Dec. 31, 2020
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuation of Defined Benefit Pension Schemes [Line Items]
Discount rates (in percent)	1.94%	1.44%
Rate of inflation:
Rate of salary increases (in percent)	0.00%	0.00%
Weighted-average rate of increase for pensions in payment (in percent)	2.88%	2.61%
Retail Price Index (RPI)
Rate of inflation:
Price Index (in percent)	3.21%	2.80%
Consumer Price Index (CPI)
Rate of inflation:
Price Index (in percent)	2.92%	2.41%